SUBSEQUENT EVENTS (Details) - P3 Health Group, LLC - Foresight Acquisition Corp	Dec. 03, 2021
Subsequent Event [Line Items]
Ownership percentage	17.10%
Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage	17.10%